Debt (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about debt [Table Text Block]
	December 31	December 31
	2017	2016
Current debt
Revolving credit facility (RCF) (a)	$30,201	$49,639
Finance lease liabilities (b)	109	1,202
	30,310	50,841
Long-term debt
5.75% convertible debentures (c)	$47,625	$52,500
Finance lease liabilities (b)	-	406
	47,625	52,906
	$77,935	$103,747